Putnam Floating Rate Income Fund
The fund's portfolio
11/30/22 (Unaudited)

SENIOR LOANS (83.6%)(a)(c)
	Principal amount	Value
Advertising and marketing services (0.9%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.914%, 8/21/26	$2,378,906	$2,171,822
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 7.571%, 12/17/26	1,611,210	1,494,397

		3,666,219
Aerospace and defense (0.2%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 11.821%, 7/30/28	855,000	843,244

		843,244
Automotive (0.5%)
Rough Country, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.174%, 7/29/28	1,975,000	1,838,725

		1,838,725
Basic materials (7.8%)
Core & Main LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 7.125%, 6/10/28	1,480,013	1,454,112
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 7.571%, 11/23/27	2,115,182	1,858,716
Diamond BC BV bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 7.164%, 9/14/28	1,985,000	1,914,453
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.50%), 8.174%, 8/20/28	990,000	956,588
Herens US Holdco Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 4/30/28	2,146,654	1,966,335
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	1,497,057	1,329,266
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.701%, 9/30/28	23,880	23,069
Messer Industries USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 6.174%, 10/1/25	2,402,441	2,364,410
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.438%, 9/21/28	1,482,519	1,415,805
PMHC II, Inc. bank term loan FRN (CME TERM SOFR 3 Month + 4.25%), 8.494%, 2/2/29	1,500,000	1,256,595
Pregis TopCo, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.071%, 8/1/26	1,485,000	1,418,175
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.071%, 6/11/28	995,000	978,831
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.63%), 6.696%, 2/1/27	1,524,133	1,495,007
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.415%, 3/16/27	2,139,374	2,055,146
Smyrna Ready Mix Concrete, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 8.437%, 3/24/29	997,500	977,550
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.165%, 10/1/25	1,141,173	1,110,932
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.319%, 5/3/26	3,036,420	2,930,145
Tronox Finance, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.25%), 6.803%, 3/3/29	995,000	972,613
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.75%), 7.438%, 9/22/28	997,487	977,538
Watlow Electric Manufacturing Co. bank term loan FRN Class B, (CME Term SOFR 1 Month + 0.00%), 9.356%, 3/2/28	500,000	490,000
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.153%, 3/2/28	2,472,375	2,378,622

		30,323,908
Broadcasting (1.3%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.592%, 3/4/25	956,330	947,962
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.144%, 8/24/26	1,433,092	226,615
Entercom Media Corp. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 2.50%), 6.544%, 11/17/24	1,284,716	947,209
iHeartCommunications, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.071%, 5/1/26	1,472,582	1,377,659
Univision Communications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 3/24/26	1,587,439	1,557,674

		5,057,119
Building materials (5.0%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 7.837%, 10/19/27	2,356,642	2,266,218
Chariot Buyer, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 10/22/28	2,977,500	2,783,039
Cornerstone Building Brands, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.123%, 4/12/28	2,895,406	2,568,312
CPG International, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.655%, 4/28/29	2,500,000	2,433,325
LBM Acquisition, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.121%, 12/17/27	2,795,011	2,398,622
MI Windows And Doors, Inc. bank term loan FRN Ser. B, (US SOFR + 3.50%), 7.687%, 12/18/27	1,989,975	1,957,638
Park River Holdings, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 6.993%, 12/28/27	984,992	853,249
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.125%, 2/28/26	1,427,000	832,412
SRS Distribution, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.571%, 5/20/28	1,984,925	1,903,046
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 7/24/24	1,595,926	1,380,476

		19,376,337
Capital goods (8.7%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 4/1/28	2,603,664	2,567,864
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.937%, 3/3/28	1,360,850	1,215,416
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	2,426,174	2,351,885
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 4/30/26	2,579,175	2,534,582
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 10/19/28	2,482,462	2,416,056
Filtration Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.071%, 3/27/25	1,393,755	1,374,075
Graham Packaging Co., Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 7.071%, 8/4/27	1,640,442	1,601,482
Granite US Holdings Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 4.00%), 7.688%, 9/30/26	1,415,863	1,410,554
Harsco Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 6.375%, 3/5/28	1,975,000	1,828,119
Madison IAQ, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 6.815%, 6/15/28	2,962,500	2,808,835
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.761%, 6/1/28	2,626,750	2,469,697
OT Merger Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 4.00%), 7.674%, 10/7/28	988,258	810,371
Patriot Container Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.821%, 3/20/25	486,005	414,091
Pro Mach Group, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.071%, 8/13/28	2,978,338	2,905,130
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.004%, 9/20/28	995,000	979,299
Staples, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.44%, 4/9/26	1,004,190	893,829
TransDigm, Inc. bank term loan FRN Ser. E, (ICE LIBOR USD 3 Month + 2.25%), 5.924%, 5/30/25	1,556,340	1,533,104
TransDigm, Inc. bank term loan FRN Ser. F, (ICE LIBOR USD 3 Month + 2.25%), 5.924%, 12/9/25	467,108	459,663
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 6.555%, 3/2/27	3,197,607	3,113,670

		33,687,722
Commercial and consumer services (2.7%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.821%, 5/5/28	1,984,975	1,873,777
API Group DE, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 2.75%), 6.821%, 10/7/28	1,972,679	1,950,486
Garda World Security Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 8.93%, 10/30/26	3,114,604	2,984,569
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.019%, 4/11/29	1,500,000	1,346,250
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 9.187%, 6/30/28	1,000,000	935,000
Signal Parent, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 4/3/28	1,975,000	1,248,477

		10,338,559
Communication services (3.7%)
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 9.321%, 1/30/29	1,138,000	871,515
Asurion, LLC bank term loan FRN Ser. B8, (ICE LIBOR USD 1 Month + 3.25%), 7.321%, 12/23/26	2,410,322	2,105,007
Cogeco Financing 2 LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.50%), 6.571%, 7/28/28	1,769,834	1,690,935
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.071%, 7/22/27	3,185,000	3,046,007
First Opportunity Fund, Ltd. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.743%, 7/20/28	1,980,000	1,914,422
Frontier Communications Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.438%, 10/8/27	2,271,935	2,177,081
SFR Group SA bank term loan FRN Ser. B11, (ICE LIBOR USD 3 Month + 2.75%), 7.165%, 7/31/25	1,561,270	1,494,916
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 8.701%, 2/24/29	1,000,000	969,170

		14,269,053
Communications equipment (0.4%)
CommScope, Inc. bank term loan FRN Ser. B2, (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 2/7/26	1,502,406	1,441,844

		1,441,844
Computers (4.5%)
Atlas CC Acquisition Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 8.985%, 4/29/28	1,641,197	1,410,067
Atlas CC Acquisition Corp. bank term loan FRN Ser. C, (ICE LIBOR USD 3 Month + 4.25%), 8.985%, 4/29/28	333,803	286,793
Central Parent, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.112%, 6/9/29	1,000,000	987,160
Condor Merger Sub, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.75%), 7.974%, 2/2/29	2,493,750	2,364,399
ConnectWise, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.174%, 9/30/28	992,500	951,311
Ivanti Software, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.011%, 12/1/27	1,980,050	1,515,986
Liftoff Mobile, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.821%, 9/30/28	1,980,000	1,181,407
RealPage, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.071%, 4/22/28	2,992,443	2,859,669
Sovos Compliance, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 4.50%), 8.571%, 8/12/28	2,064,340	2,008,004
Xperi Holding Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 7.571%, 6/8/28	1,875,000	1,809,375
ZoomInfo, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 3.00%), 7.071%, 2/2/26	2,000,000	1,981,260

		17,355,431
Consumer staples (4.1%)
AG Group Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 8.135%, 12/29/28	995,000	965,150
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 9.821%, 11/18/29	1,220,000	1,033,950
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 11/18/28	2,007,387	1,896,419
Bengal Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.25%), 6.903%, 1/20/29	1,995,000	1,875,300
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.493%, 6/21/24	2,360,467	2,076,361
Hertz Corp. (The) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.33%, 6/30/28	1,661,812	1,619,569
Hertz Corp. (The) bank term loan FRN Ser. C, (ICE LIBOR USD 1 Month + 3.25%), 7.321%, 6/30/28	317,152	309,090
IRB Holding Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 5.274%, 2/5/25	2,116,603	2,076,536
Journey Personal Care Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 7.924%, 2/19/28	1,975,000	1,412,125
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 6.00%), 9.653%, 1/24/30	500,000	434,375
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 8.321%, 12/17/28	2,662,375	2,147,658

		15,846,533
Electronics (0.9%)
Mirion Technologies US, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 2.75%), 5.627%, 10/20/28	1,985,000	1,944,883
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 7.80%, 4/24/28	1,870,000	1,535,738

		3,480,621
Energy (4.7%)
BCP Renaissance Parent, LLC bank term loan FRN Ser. B3, (ICE LIBOR USD 3 Month + 3.50%), 7.053%, 10/31/26	2,623,491	2,584,139
ChampionX Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.144%, 5/13/29	1,000,000	997,190
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.424%, 5/27/28	2,947,688	2,905,683
GIP II Blue Holding LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.50%), 8.174%, 9/22/28	1,961,919	1,943,928
M6 ETX Holdings II MidCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.511%, 8/12/29	1,500,000	1,499,070
Medallion Midland Acquisition LP bank term loan FRN (ICE LIBOR USD 1 Month + 3.75%), 7.424%, 10/14/28	1,989,975	1,966,354
Oryx Midstream Services Permian Basin, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.924%, 9/29/28	2,481,198	2,446,040
Prairie ECI Acquiror LP bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.821%, 3/11/26	2,000,000	1,932,820
Southwestern Energy Co. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 2.50%), 6.203%, 6/8/27	1,985,000	1,957,706

		18,232,930
Entertainment (0.8%)
Allen Media, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 5.50%), 9.203%, 2/10/27	1,481,032	1,226,013
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 6.859%, 4/22/26	3,115,918	1,730,456

		2,956,469
Financials (5.4%)
Acrisure, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.821%, 2/15/27	990,000	933,075
Acrisure, LLC bank term loan FRN Ser. B, (US SOFR + 3.50%), 7.571%, 2/15/27	1,880,711	1,757,449
Advisor Group Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.50%), 8.571%, 7/31/26	2,698,380	2,620,505
Alliant Holdings I, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.321%, 4/27/25	1,890,595	1,852,481
AmWINS Group, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 6.321%, 2/19/28	1,088,167	1,064,673
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.544%, 3/11/28	1,428,250	1,328,273
Aretec Group, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.437%, 10/1/25	1,591,558	1,544,209
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 8.321%, 11/28/25	2,098,000	2,019,325
Forest City Enterprises LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.571%, 12/7/25	1,776,228	1,745,144
Greystone Select Financial, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.227%, 5/6/28	1,472,308	1,387,650
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.326%, 4/25/25	2,411,353	2,363,825
USI, Inc./NY bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 7.682%, 11/16/29	2,408,256	2,366,545

		20,983,154
Gaming and lottery (3.4%)
Bally's Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.129%, 8/6/28	2,481,250	2,355,475
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 8.087%, 1/12/29	2,242,271	2,135,247
Light & Wonder, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 6.896%, 4/7/29	2,493,750	2,442,005
Raptor Acquisition Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.602%, 11/1/26	1,496,250	1,464,455
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.097%, 4/4/29	3,000,000	2,861,250
Stars Group Holdings BV bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 2.25%), 5.892%, 7/21/26	1,911,252	1,885,240

		13,143,672
Health care (9.0%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.50%), 7.411%, 1/27/29	1,705,870	1,554,047
athenahealth, Inc. bank term loan FRN Ser. DD, (CME Term SOFR 3 Month Plus CSA + 3.50%), 3.50%, 1/27/29(U)	289,855	264,058
Azalea TopCo, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.75%), 7.837%, 7/25/26	497,500	458,944
Azalea TopCo, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 7/24/26	1,488,491	1,374,994
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.149%, 5/5/27	997,500	944,134
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.046%, 1/27/27	987,500	732,804
Covetrus, Inc. bank term loan FRN (CME TERM SOFR 3 Month + 5.00%), 8.784%, 10/13/29	1,000,000	949,380
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 5.87%, 2/4/27	1,885,451	1,822,119
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 7.994%, 3/31/27	786,343	235,903
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 7.874%, 3/31/27	1,925,423	430,005
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.092%, 10/2/25	1,813,459	1,433,539
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.00%), 6.071%, 11/15/27	2,300,151	2,225,074
Icon Luxembourg SARL bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 5.938%, 6/16/28	1,149,965	1,143,559
Indigo Merger Sub, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 5.938%, 6/16/28	286,514	284,919
Insulet Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 5/4/28	1,975,000	1,939,213
Jazz Financing Lux SARL bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 5/5/28	2,538,569	2,516,356
Mozart Borrower LP bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 7.321%, 9/30/28	2,985,000	2,831,601
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	1,371,904	1,039,217
Organon & Co. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 6.188%, 4/8/28	2,792,500	2,761,783
Pediatric Associates Holding Co., LLC bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.25%), 7.321%, 2/8/29	1,728,158	1,648,231
Pediatric Associates Holding Co., LLC bank term loan FRN Ser. DD, (ICE LIBOR USD 3 Month + 3.25%), 5.281%, 2/8/29(U)	262,501	250,360
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.687%, 4/5/29	997,500	981,291
Phoenix Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 8/11/28	2,985,000	2,866,734
Physician Partners, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 4.00%), 7.80%, 2/1/29	497,500	476,670
Surgery Center Holdings, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.75%), 7.63%, 8/31/26	3,144,387	3,081,492

		34,246,427
Household furniture and appliances (1.2%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.50%), 7.859%, 2/9/29	2,992,500	2,605,091
Osmosis Debt Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 7.544%, 7/30/28	1,995,000	1,891,918

		4,497,009
Lodging/Tourism (1.1%)
Caesars Resort Collection, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 2.75%), 6.821%, 9/28/24	2,272,902	2,255,650
Carnival Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 6.127%, 10/8/28	1,985,000	1,860,104

		4,115,754
Publishing (1.1%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 7.814%, 6/29/26	2,205,506	2,021,346
Mav Acquisition Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.318%, 7/30/28	2,472,513	2,357,541

		4,378,887
Retail (2.2%)
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.651%, 2/19/29	1,496,063	1,441,830
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (ICE LIBOR USD 1 Month + 3.75%), 7.821%, 3/5/28	2,956,437	2,837,441
Petco Health & Wellness Co., Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 6.924%, 3/4/28	1,970,000	1,906,802
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.82%, 1/29/28	2,567,500	2,463,876

		8,649,949
Semiconductor (0.8%)
Altar Bidco, Inc. bank term loan FRN (US SOFR + 5.60%), 10.512%, 11/17/29	1,500,000	1,252,500
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 6.608%, 11/17/28	1,995,000	1,880,288

		3,132,788
Software (5.6%)
AppLovin Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.00%), 6.674%, 10/21/28	1,634,500	1,530,301
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.821%, 10/2/25	2,405,606	2,304,281
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 7/30/27	1,845,986	1,780,601
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.071%, 12/1/27	2,505,375	2,428,660
IGT Holding IV AB bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.40%), 7.074%, 3/22/28	3,004,250	2,936,654
NortonLifeLock, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.187%, 9/12/29	2,000,000	1,964,160
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 6/3/28	2,262,125	2,062,063
Quasar Intermediate Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.25%), 8.494%, 1/20/29	997,500	754,050
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.153%, 3/30/29	2,159,000	1,956,982
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 8.998%, 5/3/27	995,000	910,425
UKG, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.821%, 4/5/26	1,940,000	1,887,465
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 6.998%, 5/3/26	1,351,066	1,303,211

		21,818,853
Technology services (4.8%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.55%, 10/16/27	2,269,555	2,211,863
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.321%, 12/6/27	2,784,163	2,526,044
GoDaddy Operating Co., LLC bank term loan FRN (ICE LIBOR USD 1 Month + 2.00%), 6.071%, 8/10/27	1,601,822	1,585,804
Ingram Micro, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.174%, 4/1/28	1,975,000	1,943,519
MH Sub I, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 3.75%), 7.821%, 9/15/24	2,078,734	2,020,280
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	995,000	950,225
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.985%, 6/9/28	2,686,678	2,581,736
Star Merger Sub, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.294%, 2/1/26	1,844,494	1,817,749
Tempo Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.087%, 8/31/28	2,568,931	2,546,453
Tenable, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 2.75%), 7.165%, 7/7/28	496,250	481,363

		18,665,036
Transportation (2.0%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	2,295,000	2,279,027
Einstein Merger Sub, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.571%, 11/4/28	1,492,500	1,370,861
KKR Apple Bidco, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.75%), 9.821%, 7/13/29	750,000	718,500
Skymiles IP, Ltd. bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.993%, 9/16/27	1,000,000	1,013,250
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	2,319,625	2,287,313

		7,668,951
Utilities and power (0.8%)
Calpine Construction Finance Co. LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.00%), 6.071%, 1/15/25	1,536,478	1,522,650
Pacific Gas & Electric Co. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 7.125%, 6/23/25	1,466,250	1,442,116

		2,964,766

Total senior loans (cost $343,474,138)		$322,979,960

CORPORATE BONDS AND NOTES (8.8%)(a)
	Principal amount	Value
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	$1,000,000	$994,978
Cheever Escrow Issuer, LLC 144A sr. notes 7.125%, 10/1/27	1,000,000	935,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	1,100,000	1,060,653
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	383,000	377,761
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	1,000,000	893,564
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	523,000	511,264
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	785,000	703,321

		5,476,541
Capital goods (1.6%)
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	1,000,000	980,000
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	500,000	499,681
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	1,266,000	1,129,443
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,745,000	1,736,519
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)	1,000,000	939,670
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	1,000,000	1,012,500

		6,297,813
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	2,250,000	2,182,500
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	660,000	552,816

		2,735,316
Conglomerates (0.3%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 6.623%, perpetual maturity	1,000,000	970,000

		970,000
Consumer cyclicals (2.2%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	750,000	483,975
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	1,010,000	997,734
Carnival Corp. 144A notes 10.50%, 2/1/26	1,000,000	1,012,100
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	968,312
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	1,000,000	945,808
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	770,000	770,037
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25	1,000,000	952,500
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	740,000	439,209
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,000,000	920,261
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	1,000,000	974,531

		8,464,467
Energy (1.0%)
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	982,990
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	1,500,000	1,513,688
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	1,300,000	1,264,688

		3,761,366
Financials (0.6%)
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	1,200,000	1,198,149
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	968,795

		2,166,944
Health care (0.3%)
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	371,000	363,022
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	1,000,000	941,390

		1,304,412
Utilities and power (0.7%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	1,000,000	882,500
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	1,000,000	958,193
Vistra Operations Co., LLC 144A company guaranty sr. notes 5.125%, 5/13/25	1,000,000	974,118

		2,814,811

Total corporate bonds and notes (cost $35,373,496)		$33,991,670

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	$136,661

Total common stocks (cost $142,355)		$136,661

SHORT-TERM INVESTMENTS (5.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.95%(AFF)	Shares	18,801,034	$18,801,034
U.S. Treasury Bills 3.243%, 12/1/22(SEGCCS)		$600,000	600,000
U.S. Treasury Bills 3.981%, 1/3/23		600,000	597,847
U.S. Treasury Bills 3.330%, 12/6/22(SEGCCS)		400,000	399,801

Total short-term investments (cost $20,398,700)			$20,398,682
TOTAL INVESTMENTS

Total investments (cost $399,388,689)			$377,506,973

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 39 Index	B+/P	$330,291	$9,000,000	$168,750	12/20/27	500 bp — Quarterly	$571,541

	Total		$330,291					$571,541
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $386,458,002.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/22
Short-term investments
	Putnam Short Term Investment Fund*	$52,367,133	$131,559,928	$165,126,027	$323,029	$18,801,034

	Total Short-term investments	$52,367,133	$131,559,928	$165,126,027	$323,029	$18,801,034
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $914,669.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $421,434, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	athenahealth, Inc.	$289,855
	Pediatric Associates Holding Co., LLC	131,579

	Totals	$421,434
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$136,661	$—

Total common stocks	—	136,661	—
Corporate bonds and notes	—	33,991,670	—
Senior loans	—	322,979,960	—
Short-term investments	—	20,398,682	—

Totals by level	$—	$377,506,973	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$241,250	$—

Totals by level	$—	$241,250	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$9,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com